Credit impairment charges (Tables)	12 Months Ended
Dec. 31, 2019
7. Credit impairment charges
Credit impairment charges
	2019			2018			2017[a]
	Impairment Charges	Recoveries[b]	Total	Impairment Charges	Recoveries[b]	Total	Impairment Charges	Recoveries[b]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances	1,214	(73)	1,141	774	(86)	688	1,724	(188)	1,536
Provision for undrawn contractually committed facilities and guarantees provided	55	-	55	(48)	-	(48)	14	-	14
Loans impairment	1,269	(73)	1,196	726	(86)	640	1,738	(188)	1,550
Cash collateral and settlement balances	1	-	1	(1)	-	(1)	-	-	-
Financial investments	-	-	-	-	-	-	3	-	3
Financial instruments at fair value through OCI	-	-	-	4	-	4	-	-	-
Other financial assets measured at cost	5	-	5	-	-	-	-	-	-
Credit impairment charges[c]	1,275	(73)	1,202	729	(86)	643	1,741	(188)	1,553

Notes

a 2017 numbers are presented on an IAS 39 basis.

b Cash recoveries of previously written off amounts

c Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (Impairment charges: £217m and recoveries: £16m) and for the twelve months ended 31 December 2017 (Impairment charges: £929m and recoveries: £146m) have been reported as discontinued operations